CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales	¥ 821,792	¥ 793,745	¥ 1,017,146
Cost of goods sold	771,438	823,856	891,720
Gross profit (loss)	50,354	(30,111)	125,426
Other income	14,253	15,233	707
Selling and distribution expenses	(11,962)	(12,815)	(14,153)
Administrative expenses	(88,814)	(46,704)	(21,883)
Finance costs	(213)	(84)	(4,043)
Loss from asset devaluation	(36,683)	(230,359)	(421,641)
Other expenses	(5,220)	(11,381)	(3,572)
Loss before taxation	(78,285)	(316,221)	(339,159)
Income tax (expense) credit	(9,741)	(5,581)	(23,253)
Loss attributable to shareholders	(88,026)	(321,802)	(362,412)
Other comprehensive income (loss)
Exchange differences on translation of financial statements of foreign operations	275	(2,288)	1,628
Total comprehensive loss for the period	¥ (87,751)	¥ (324,090)	¥ (360,784)
Loss per share
Basic (RMB)	¥ (26.36)	¥ (116.51)	¥ (141.91)
Diluted (RMB)	¥ (26.36)	¥ (116.51)	¥ (141.91)